Stock Option and Incentive Plan (Tables)	12 Months Ended
Sep. 30, 2012
Stock Option and Incentive Plan [Abstract]
Summary of option activity

	Number of Share Options	Weighted Average Exercise Price
Outstanding as of October 1, 2011	20,446	$28.64
Granted	3,672	29.08
Exercised	(3,585)	24.17
Forfeited	(2,879)	30.91

Outstanding as of September 30, 2012(1)	17,654	$29.27

Exercisable as of September 30, 2012(1)	9,510	$30.44

(1)	At September 30, 2012, the weighted average remaining contractual life of outstanding and exercisable options was 6.57 and 4.99 years, respectively.

Summary of Restricted Shares Activity

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2011	1,734	$27.80
Granted	637	28.96
Vested	(526)	27.74
Forfeited	(172)	26.77

Outstanding as of September 30, 2012	1,673	$28.36

Stock options outstanding

Outstanding				Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$ 0.38 — 19.12	840	5.76	$16.52	562	$16.34
19.94 — 26.38	1,259	3.95	23.32	907	24.14
26.43 — 26.57	1,661	8.03	26.56	377	26.56
26.68 — 28.59	2,655	5.90	27.78	1,542	27.79
28.66 — 29.14	3,385	8.75	28.89	408	29.09
29.19 — 32.12	2,792	7.84	30.16	789	31.50
32.15 — 33.16	2,673	5.22	33.07	2,636	33.08
33.74 — 35.00	1,285	5.02	34.81	1,185	34.79
35.45 — 39.60	1,104	4.73	36.62	1,104	36.62

Employee equity-based compensation pre-tax expense

	Year Ended September 30,
	2012	2011	2010
Cost of service	$22,641	$14,641	$20,061
Research and development	4,320	2,701	4,218
Selling, general and administrative	16,468	19,289	20,176

Total	$43,429	$36,631	$44,455

Assumptions used in calculating fair value of options

	Year Ended September 30,
	2012	2011	2010
Risk-free interest rate(1)	0.70%	1.50%	1.98%
Expected life of stock options(2)	4.50	4.50	4.32
Expected volatility(3)	28.5%	30.5%	31.5%
Expected dividend yield(4)	0.02%	None	None
Fair value per option	$7.18	$7.76	$7.66

(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.

(2)	Expected life of stock options is based upon historical experience.

(3)	Expected volatility is based on blended volatility. Please see Note 2 to the consolidated financial statements.

(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.